Consolidated Balance Sheets (USD $) In Millions	May 01, 2011	May 02, 2010	Jul. 31, 2011 Successor [Member]	May 01, 2011 Successor [Member]
ASSETS
Cash and cash equivalents	$ 205.2	$ 53.7	$ 246.4	$ 205.2
Trade accounts receivable, net of allowance	201.5	187.0	184.8	201.5
Inventories	766.9	726.4	873.9	766.9
Prepaid expenses and other current assets	165.4	128.5	132.8	165.4
Total current assets	1,339.0	1,095.6	1,437.9	1,339.0
Property, plant and equipment, net	731.7	658.8	726.3	731.7
Goodwill	2,124.0	1,337.7	2,140.0	2,124.0
Intangible assets, net	2,828.7	1,162.4	2,811.4	2,828.7
Other assets, net	180.3	34.4	174.2	180.3
Total assets	7,203.7	4,288.9	7,289.8	7,203.7
LIABILITIES AND STOCKHOLDER'S EQUITY
Accounts payable and accrued expenses	486.7	469.5	578.8	486.7
Short-term borrowings	8.6	5.6	4.0	8.6
Current portion of long-term debt	20.3	30.0	27.0	20.3
Total current liabilities	515.6	505.1	609.8	515.6
Long-term debt	3,973.1	1,255.2	3,966.6	3,973.1
Deferred tax liabilities	969.1	441.0	952.7	969.1
Other non-current liabilities	260.5	260.2	305.2	260.5
Total liabilities	5,718.3	2,461.5	5,834.3	5,718.3
Stockholder's equity:
Common stock		2.2
Additional paid-in capital	1,584.4	1,085.0	1,586.6	1,584.4
Treasury stock, at cost		(183.1)
Accumulated other comprehensive income (loss)	5.5	(59.8)	1.0	5.5
Retained earnings (accumulated deficit)	(104.5)	983.1	(132.1)	(104.5)
Total stockholder's equity	1,485.4	1,827.4	1,455.5	1,485.4
Total liabilities and stockholder's equity	$ 7,203.7	$ 4,288.9	$ 7,289.8	$ 7,203.7